Shareholder Report, Holdings (Details) - C000244815 [Member]	Jan. 31, 2025
International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%